Common Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common Stock

5. COMMON STOCK

On June 10, 2016, the Company issued 1,000,000 common stock shares to Michael Fuller in connection for his Search Optimization and Content Monitoring Services to us as an independent contractor. The shares are valued at $0.16, the closing stock price on the date of grant, for total non-cash expense of $160,000. The shares were issued during the twelve months ended December 31, 2018.

On June 10, 2016, the Company issued 500,000 common stock shares to Bruce Kennedy for his News Monitoring and Article Publishing Services to the Company as an independent contractor. The shares are valued at $0.16, the closing stock price on the date of grant, for total non-cash expense of $80,000. The shares were issued during the twelve months ended December 31, 2018.

On June 10, 2016, the Company issued 1,000,000 common stock shares to Trang Pham for her Accounting Services to us as an independent contractor. The shares are valued at $0.16, the closing stock price on the date of grant, for total non-cash expense of $160,000. The shares were issued during the twelve months ended December 31, 2018.

On June 10, 2016, the Company issued 1,000,000 common stock shares to Lonnie Klaess for her Secretarial and Office Management Services to the Company as an independent contractor. The shares are valued at $0.16, the closing stock price on the date of grant, for total non-cash expense of $160,000. The shares were issued during the twelve months ended December 31, 2018.

On June 30, 2016, the Company sold 200,000 shares of common stock to Justin Dinkel for total cash proceeds of $10,000 and the Company sold 300,000 shares of common stock to Ryan Falbo for total cash proceeds of $15,000. The shares were issued during the three months ended March 31, 2019.

From October 11, 2017 to December 13, 2018, the Company entered into subscription agreements with 30 accredited investors. The Company sold 1,730,001 common stock shares to the accredited investors at $0.15 per share for total gross proceeds of $259,500. The Company received $257,500 throughout the fourth quarter 2017 and the remaining $2,000 in March 2018. The shares were issued during the twelve months ended December 31, 2017.

During the nine months ended September 30, 2018, the Company issued 3,000,000 shares of common stock shares for services. 1,000,000 shares were issued at $0.10 on April 30, 2018 and 3,000,000 shares were issued at $0.15 on August 29, 2018, based on the closing stock price on the date of grants, which created a total non-cash expense of $550,000.

On July 3, 2018, the Company’s Board of Directors adopted the Certificate of Designation of Preferences, Rights and Limitations of the Class B Common Stock (“Certificate”), including that each Class B Common Stock Share shall have ten (10) votes on all matters presented to be voted by the holders of Common Stock. Further, the Company’s Board of Directors authorized the issuance of 5,000,000 Class B Common Stock Shares to Kenneth Tapp, the Company’s Chief Executive Officer, in return for his services as the Company’s Chief Executive Officer from February 1, 2016 to July 2, 2018. The Class B Common Stock Shares only have voting power and have no equity, cash value or any other value. The 5,000,000 Class B Common Stock Shares were never issued, and effective August 16, 2018 the Company’s Board of Directors cancelled the authorization of issuing the 5,000,000 shares of Class B Common Stock to its Chief Executive Officer, Kenneth Tapp.

From July 31, 2018 to September 30, 2018, the Company entered into subscription agreements with 23 accredited investors. The Company sold 4,200,009 common stock shares to the accredited investors at $0.15 per share for total gross proceeds of $630,001. The shares were issued during the 12-months ended December 31, 2018.

On October 1, 2018, the Company authorized the issuance of 60,000 of the total of 250,000 common stock shares to Mali Sanati, Director of Business Development, for her business development services to the Company. The 60,000 shares were issued during the three months ended March 31, 2019. The shares were valued at $0.10, the closing stock price on the date of grant, for total non-cash expense of $6,000. The Company will issue the remaining 190,000 common stock shares as 95,000 shares each on October 1, 2019 and October 1, 2020.

From October 1, 2018 to December 31, 2018, the Company entered into subscription agreements with 8 accredited investors. The Company sold 200,000 common stock shares to 3 accredited investors at $0.15 per share and 3,900,000 common stock shares to 5 accredited investors at $0.10 per shar for total gross proceeds of $420,000. The shares were issued during the twelve-months ended December 31, 2018.

On October 19, 2018, the Company granted 3,000,000 shares of common stock to Electrum Partners for their professional services. The shares were issued during the twelve months ended December 31, 2018. Leslie Bocskor, the Company’s Director, is the President and Founder of Electrum Partners.

On October 19, 2018, the Company issued 500,000 and 833,333 common stock shares to D. Scott Karnedy for his services as Chief Operating Officer and to IRTH Communications for their Investor Relations Services, respectively. The shares are valued at $0.12, the closing stock price on the date of grant, for total non-cash expense of $160,000. The shares were issued during the twelve months ended December 31, 2018.

On November 1, 2018, the Company authorized the issuance of 500,000 restricted common stock shares to Mark DiSiena, Chief Financial Officer for his CFO services. The shares are valued at $0.10 the closing stock price on the date of grant, for total non-cash expense of $50,000. The shares were issued during the three months ended March 31, 2019.

Subsequent Events

On January 3, 2019, the Company completed an employment agreement with George Jage, President of MjLink, providing that effective on the 91st day after the start date of the agreement (the “Grant Date”) and subject to the approval of the Company’s Board of Directors, George Jage will be granted the equivalent in shares to equal 2.5% of the outstanding shares of MjLink that will vest on a monthly basis after 90 days of employment in equal parts in months 4 through 12. Additionally, the employment agreement provides George Jage with the opportunity to earn an additional 2.5% of MjLink’s equity during the first year of this employment contract based on performance goals met. All stock issuances to Mr. Jage are subject to applicable holdings periods and volume limitations under Securities Act Rule 144 If Mr. Jage resigns as MjLink’s President during the first 24 months of the employment agreement, all stock previously issued to him are required to be returned to MjLink’s treasury.

On February 6, 2019, the Company authorized the issuance of 500,000 common stock shares to Mark DiSiena, Chief Financial Officer for his CFO services; 1,000,000 common stock shares to Frederick M. Lehrer for his legal services as an independent contractor; and 50,000 common stock shares to the Company’s employee Kelsey Higgins, for her marketing services. The shares are valued at $0.10, the closing stock price on the date of grant, for total non-cash expense of $50,000. The shares were issued during the three months ended March 31, 2019.

From January 1, 2019 thru March 14, 2019 we entered into subscription agreements with 8 accredited investors. We sold 5,725,000 common stock shares to the accredited investors of which 1,200,000 common stock shares were sold at $0.05 per share for total gross proceeds of $60,000, and 4,525,000 common stock shares were sold at $0.10 per share for total gross proceeds of $452,500. As of March 14, 2019, we received $372,500 out of the $512,500, awaiting on the remaining $140,000. 3,200,000 of the 5,725,000 shares were issued by March 14, 2019.

Apart from the above event, management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were available to be issued and has determined that there are no other material subsequent events that require disclosure in the financial statements.